Net Investments in Properties (Narratives) (Details) (USD $)	12 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Operating real estate	Dec. 31, 2012 Self Storage property	Dec. 31, 2012 Hotel property	May 31, 2011 CPA14/16 Merger	Dec. 31, 2011 CPA14/16 Merger	Sep. 28, 2012 WPC/CPA 15 Merger	Sep. 13, 2012 Walgreens Co.	Dec. 31, 2012 Walgreens Co.
Real Estate Investment Property At Cost
Foreign Currency Exchange Rate	$ 1.3218	$ 1.2950
Increase decrease in foreign currency exchange rate	2.10%
Foreign currency exchange rate impact	12,900,000
Real estate under construction	2,875,000	0
Investments in real estate
Investments in real estate							174,800,000		1,800,000,000
Number of real estate properties	423				21	1
Payments to acquire real estate	3,944,000	24,315,000	96,884,000							24,800,000
Capitalized acquistion cost										200,000
Measurement period adjustment											5,300,000
Net lease intangibles recorded										6,600,000
Impairment of real estate	0	(1,365,000)	1,140,000			(10,500,000)
Fair value of mortgage loans assumed							117,100,000	87,600,000
Gain on change in control of interests	20,744,000	27,859,000	781,000				27,900,000		14,700,000
Increase in real estate due to acquisition							90,200,000
Increase (decrease) in lease intangibles due to acquisition							40,800,000
Prior Period Adjustment
Quantifying Misstatement in Current Year Financial Statements, Amount		$ 200,000		$ 17,900,000